WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 32.3%
FHLMC - 5.1%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	$2,664,360	$2,183,574
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49-4/1/52	692,033	621,161
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/50-5/1/52	7,693,073	7,099,164
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/50-3/1/52	5,863,303	5,084,757
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-2/1/52	1,578,045	1,316,108

Total FHLMC				16,304,764

FNMA - 20.7%
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	180,514	169,856
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	287,748	274,808
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	332,131	313,401
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	476,988	435,667
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	1,415,051	1,176,036	(a)
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-3/1/52	3,024,191	2,731,634
Federal National Mortgage Association (FNMA)	2.500%	6/1/50-9/1/61	9,272,445	8,014,211
Federal National Mortgage Association (FNMA)	4.000%	7/1/50	15,691,403	15,043,408
Federal National Mortgage Association (FNMA)	2.000%	10/1/50-2/1/52	22,726,397	18,868,185
Federal National Mortgage Association (FNMA)	3.500%	7/1/51-5/1/52	1,041,995	963,881
Federal National Mortgage Association (FNMA)	2.000%	1/1/52	15,700,000	12,951,273	(b)
Federal National Mortgage Association (FNMA)	3.500%	1/1/52	5,300,000	4,855,711	(b)

Total FNMA				65,798,071

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 6.5%
Government National Mortgage Association (GNMA)	4.000%	2/1/52	$700,000	$668,992	(b)
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	2,932,483	2,467,106
Government National Mortgage Association (GNMA) II	2.500%	5/20/51	81,190	70,834
Government National Mortgage Association (GNMA) II	3.000%	9/20/51-4/20/52	11,106,939	10,108,012
Government National Mortgage Association (GNMA) II	3.500%	1/1/52	7,700,000	7,154,984	(b)

Total GNMA				20,469,928

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $110,036,003)				102,572,763

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 26.6%
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	4.750%	10/15/38	6,510,000	6,032,120	(a)(d)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	4.642%	1/16/37	2,395,729	2,295,717	(a)(d)
BANK, 2017-BNK7 C	4.148%	9/15/60	818,000	697,378	(a)
BF Mortgage Trust, 2019-NYT B (1 mo. USD LIBOR + 1.400%)	5.275%	12/15/35	1,250,000	1,156,365	(a)(d)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	6.125%	7/15/35	280,000	255,693	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 1.034%)	4.829%	10/15/36	5,945,202	5,845,335	(a)(d)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	4.807%	2/15/39	4,585,081	4,407,063	(a)(d)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	4.511%	10/15/26	6,510,000	6,187,627	(a)(d)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	1,056,529	935,684	(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.437%	6/15/50	2,500,000	2,092,638	(a)
CSMC Trust, 2019-ICE4 B (1 mo. USD LIBOR + 1.230%)	5.105%	5/15/36	1,480,000	1,453,569	(a)(d)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	1,053,725	936,346	(a)(d)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	4,789,841	3,933,734	(a)(d)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,136,350	924,973	(a)(d)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,957,206	1,708,855	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	4,543,185	3,776,312	(a)(d)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	5.047%	10/25/41	$5,210,000	$4,880,509	(a)(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,333,188	222,955	(a)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	5.675%	9/15/31	951,652	798,086	(a)(d)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	6.875%	9/15/31	118,957	85,517	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN BFX	3.065%	1/16/37	7,320,000	6,544,804	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	4.618%	3/15/39	3,420,000	3,307,307	(a)(d)
LAQ Mortgage Trust, 2022-LAQ A (1 mo. Term SOFR + 1.724%)	5.535%	3/15/39	478,203	466,068	(a)(d)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	755,000	651,621	(a)
Morgan Stanley Capital I Trust, 2018-MP A	4.419%	7/11/40	10,500,000	9,306,064	(a)(d)
Morgan Stanley Capital I Trust, 2018-SUN A (1 mo. USD LIBOR + 0.900%)	4.775%	7/15/35	2,830,000	2,748,439	(a)(d)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	5.191%	3/15/39	2,100,000	2,024,894	(a)(d)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	1,851,825	1,634,304	(a)(d)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	4,187,851	3,529,469	(a)(d)
RBS Commercial Funding Inc. Trust, 2013-GSP A	3.961%	1/15/32	4,760,000	4,573,026	(a)(d)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,157,947	1,035,981	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	6.147%	11/11/34	267,326	250,450	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $93,341,745)				84,698,903

ASSET-BACKED SECURITIES - 13.7%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	5.475%	10/23/34	4,440,000	4,295,591	(a)(d)
AGL CLO Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	5.443%	7/20/34	3,050,000	2,972,024	(a)(d)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	4.668%	1/15/37	2,268,000	2,205,630	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	5.199%	7/17/34	$5,770,000	$5,587,621	(a)(d)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	5.343%	7/20/34	5,000,000	4,846,189	(a)(d)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	6.062%	8/5/33	5,920,000	5,694,062	(a)(d)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.382%	2/17/39	2,000,000	1,935,063	(a)(d)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	1,396,146	1,231,129	(d)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	5.209%	10/15/34	4,570,000	4,418,250	(a)(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	3,229,566	2,765,699	(d)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	4.568%	11/15/38	5,020,000	4,850,240	(a)(d)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	5.299%	10/15/34	2,850,000	2,751,145	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $45,444,104)				43,552,643

CORPORATE BONDS & NOTES - 10.5%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	118,998
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	310,000	249,103
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	300,000	284,525

Total Diversified Telecommunication Services				652,626

Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	130,000	107,697
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	390,000	309,519
Comcast Corp., Senior Notes	3.969%	11/1/47	800,000	651,225
Comcast Corp., Senior Notes	3.999%	11/1/49	150,000	122,601
Comcast Corp., Senior Notes	3.450%	2/1/50	140,000	104,583
Comcast Corp., Senior Notes	2.887%	11/1/51	160,000	106,990
Comcast Corp., Senior Notes	4.950%	10/15/58	160,000	148,100

Total Media				1,550,715

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	$470,000	$432,118

TOTAL COMMUNICATION SERVICES				2,635,459

CONSUMER DISCRETIONARY - 0.5%
Internet & Direct Marketing Retail - 0.5%
Prosus NV, Senior Notes	4.027%	8/3/50	2,770,000	1,694,125	(d)

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	90,000	88,267
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	120,000	117,379

TOTAL CONSUMER STAPLES				205,646

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,380,000
EOG Resources Inc., Senior Notes	3.900%	4/1/35	312,000	283,200
EQT Corp., Senior Notes	7.000%	2/1/30	1,000,000	1,053,428
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	2,260,000	1,604,600	(d)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	330,000	253,770	(d)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	4,640,000	3,189,954	(d)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	1,570,000	1,309,194	(d)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,730,000	1,857,218	(d)

TOTAL ENERGY				10,931,364

FINANCIALS - 0.8%
Banks - 0.4%
Banco Santander SA, Senior Notes (4.175%to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	185,513	(a)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	870,000	751,438	(a)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	214,496	(a)(d)

Total Banks				1,151,447

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 0.4%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	$1,000,000	$911,021
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	254,046	(a)(d)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	230,000	224,236	(a)(d)

Total Capital Markets				1,389,303

TOTAL FINANCIALS				2,540,750

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Elevance Health Inc., Senior Notes	4.100%	5/15/32	480,000	452,711
Elevance Health Inc., Senior Notes	4.550%	5/15/52	660,000	588,493

TOTAL HEALTH CARE				1,041,204

MATERIALS - 4.5%
Chemicals - 2.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	2,000,000	1,898,420	(d)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	2,870,000	2,464,977	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,800,000	1,571,688	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,700,000	1,341,597	(d)

Total Chemicals				7,276,682

Metals & Mining - 1.4%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	3,100,000	2,322,800	(d)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	410,000	383,254
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,000,000	1,877,280

Total Metals & Mining				4,583,334

Paper & Forest Products - 0.8%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,500,000	2,484,013

TOTAL MATERIALS				14,344,029

TOTAL CORPORATE BONDS & NOTES (Cost - $43,318,114)				33,392,577

SOVEREIGN BONDS - 6.6%
Chile - 0.3%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	1,240,000	800,109

Colombia - 2.7%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	11,890,000	8,506,510

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Israel - 0.4%
State of Israel, Senior Notes	3.375%	1/15/50	$1,830,000	$1,401,092

Kazakhstan - 0.4%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,300,000	1,163,500	(d)

Mexico - 0.6%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	2,530,000	1,952,345

Panama - 1.4%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,000,000	1,738,207
Panama Government International Bond, Senior Notes	4.300%	4/29/53	3,500,000	2,593,303

Total Panama				4,331,510

Peru - 0.6%
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	600,000	437,727
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	2,280,000	1,522,435

Total Peru				1,960,162

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	1,200,000	735,000	*(e)(f)

TOTAL SOVEREIGN BONDS (Cost - $30,040,849)				20,850,228

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Obligations - 0.9%
U.S. Treasury Bonds	2.875%	5/15/52	2,670,000	2,220,272
U.S. Treasury Bonds	3.000%	8/15/52	770,000	659,553

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,085,417)				2,879,825

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.6%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.6%
SOFR 1-Year Mid-Curve Futures, Put @ $95.63	1/13/23	684	1,710,000	149,625
U.S. Treasury 5-Year Notes Futures, Put @ $108.00	12/23/22	13	13,000	5,078
U.S. Treasury 10-Year Notes Futures, Call @ $110.00	12/23/22	283	283,000	1,012,609

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $110.50	12/23/22	14	$14,000	$43,750
U.S. Treasury 10-Year Notes Futures, Call @ $112.50	12/23/22	187	187,000	283,422
U.S. Treasury 10-Year Notes Futures, Call @ $113.00	12/23/22	228	228,000	274,313
U.S. Treasury 10-Year Notes Futures, Call @ $113.25	12/23/22	6	6,000	6,375
U.S. Treasury 10-Year Notes Futures, Call @ $113.50	12/23/22	61	61,000	56,234
U.S. Treasury 10-Year Notes Futures, Put @ $112.50	12/23/22	51	51,000	26,297
U.S. Treasury Long-Term Bonds Futures, Call @ $120.00	12/23/22	8	8,000	57,125
U.S. Treasury Long-Term Bonds Futures, Call @ $126.00	12/23/22	21	21,000	48,891
U.S. Treasury Long-Term Bonds Futures, Call @ $128.50	12/23/22	20	20,000	22,813

TOTAL PURCHASED OPTIONS (Cost - $1,247,364)				1,986,532

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $326,513,596)				289,933,471

	RATE		SHARES
SHORT-TERM INVESTMENTS - 5.6%
BNY Mellon Cash Reserve Fund (Cost - $17,700,500)	1.800%		17,700,500	17,700,500	(g)

TOTAL INVESTMENTS - 96.8% (Cost - $344,214,096)				307,633,971

Other Assets in Excess of Liabilities - 3.2%				10,031,641

TOTAL NET ASSETS - 100.0%				$317,665,612

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2022, the Fund held TBA securities with a total cost of $24,682,242.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of November 30, 2022.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At November 30, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.50	402	$1,005,000	$(2,513)
90-Day Eurodollar Futures, Call	12/19/22	97.00	1,817	4,542,500	(11,356)
90-Day Eurodollar Futures, Call	12/19/22	99.00	13	32,500	(81)
U.S. Treasury 5-Year Notes Futures, Call	12/23/22	108.25	94	94,000	(75,641)
U.S. Treasury 5-Year Notes Futures, Call	12/23/22	108.50	105	105,000	(70,547)
U.S. Treasury 5-Year Notes Futures, Call	12/23/22	109.00	46	46,000	(20,484)
U.S. Treasury 5-Year Notes Futures, Put	12/23/22	107.00	405	405,000	(60,117)
U.S. Treasury 5-Year Notes Futures, Put	12/23/22	107.50	268	268,000	(64,906)
U.S. Treasury 10-Year Notes Futures, Call	12/23/22	111.00	275	275,000	(734,766)
U.S. Treasury 10-Year Notes Futures, Call	12/23/22	112.00	176	176,000	(330,000)
U.S. Treasury 10-Year Notes Futures, Call	12/23/22	114.00	67	67,000	(47,109)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	12/23/22	$115.00	188	$188,000	$(67,563)
U.S. Treasury 10-Year Notes Futures, Put	12/23/22	110.50	83	83,000	(10,375)
U.S. Treasury 10-Year Notes Futures, Put	12/23/22	111.00	24	24,000	(4,125)
U.S. Treasury 10-Year Notes Futures, Put	12/23/22	111.50	135	135,000	(35,859)
U.S. Treasury 10-Year Notes Futures, Put	12/23/22	112.00	301	301,000	(112,875)
U.S. Treasury 10-Year Notes Futures, Put	12/23/22	112.75	80	80,000	(48,750)
U.S. Treasury 10-Year Notes Futures, Put	12/23/22	113.00	74	74,000	(52,031)
U.S. Treasury Long-Term Bonds Futures, Call	12/2/22	127.00	7	7,000	(4,922)
U.S. Treasury Long-Term Bonds Futures, Call	12/2/22	127.50	7	7,000	(3,281)
U.S. Treasury Long-Term Bonds Futures, Call	12/2/22	128.00	26	26,000	(8,125)
U.S. Treasury Long-Term Bonds Futures, Call	12/2/22	128.50	27	27,000	(5,063)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/22	124.00	28	28,000	(102,812)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/22	125.00	21	21,000	(62,016)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/22	127.00	44	44,000	(78,375)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/22	128.00	81	81,000	(107,578)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/22	129.00	92	92,000	(89,125)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	120.00	137	137,000	(21,406)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	122.00	68	68,000	(21,250)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	123.00	187	187,000	(87,656)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	124.00	66	66,000	(44,344)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	125.00	36	36,000	(34,313)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	126.00	20	20,000	(26,563)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	127.00	46	46,000	(81,937)

Total Exchange-Traded Written Options (Premiums received - $4,210,603)					$(2,527,864)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

At November 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1,149	3/25	$278,168,921	$278,144,175	$(24,746)
Contracts to Buy continued
3-Month SOFR	179	3/26	43,132,531	43,409,737	277,206
90-Day Eurodollar	708	12/22	171,618,124	168,331,425	(3,286,699)
90-Day Eurodollar	223	3/23	53,001,731	52,873,300	(128,431)
90-Day Eurodollar	129	9/23	31,948,971	30,637,500	(1,311,471)
90-Day Eurodollar	272	12/23	66,060,059	64,817,600	(1,242,459)
U.S. Treasury 2-Year Notes	696	3/23	142,673,887	142,930,125	256,238
U.S. Treasury 10-Year Notes	165	3/23	18,661,036	18,727,500	66,464
U.S. Treasury Ultra Long- Term Bonds	1,228	3/23	164,433,773	167,353,375	2,919,602

					(2,474,296)

Contracts to Sell:
3-Month SOFR	2,135	3/24	512,915,054	510,158,250	2,756,804
U.S. Treasury 5-Year Notes	290	3/23	31,438,631	31,485,390	(46,759)
U.S. Treasury Long-Term Bonds	388	3/23	49,372,930	49,276,000	96,930
U.S. Treasury Ultra 10-Year Notes	61	3/23	7,282,834	7,299,031	(16,197)

					2,790,778

Net unrealized appreciation on open futures contracts					$316,482

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	11

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

At November 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	109,264,000	8/15/28	1.130% annually	Daily SOFR Compound annually	$550,533	$12,780,469
	107,914,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(101,213)	12,771,877
	22,681,000	2/15/29	2.850% annually	Daily SOFR Compound annually	(52,703)	849,293
	563,000	4/30/29	3.270% annually	Daily SOFR Compound annually	669	5,749
	27,856,000	6/30/29	3.850% annually	Daily SOFR Compound annually	34,312	(670,000)
	13,100,000	3/18/32	2.000% annually	Daily SOFR Compound annually	106,185	1,331,008
	40,873,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(1,069,385)	12,672,803
	2,325,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	579,828
	11,450,000	5/15/47	1.630% annually	Daily SOFR Compound annually	449,568	2,602,567
	3,940,000	8/15/47	1.650% annually	Daily SOFR Compound annually	396,160	644,053
	11,670,000	2/15/48	2.600% annually	Daily SOFR Compound annually	802,172	396,673
	13,024,000	2/15/48	2.620% annually	Daily SOFR Compound annually	14,849	1,294,995
	8,899,000	2/15/48	3.050% annually	Daily SOFR Compound annually	274,324	(54,011)
	8,500,000	4/21/52	2.500% annually	Daily SOFR Compound annually	7,921	974,598

Total					$1,413,392	$46,179,902

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.39 Index	$294,655,000	12/20/27	1.000% quarterly	$3,211,800	$(187,062)	$3,398,862

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	$9,050,000	8/21/23	Daily SOFR Compound + 0.100%*	U.S. Treasury Bonds, 2.375%, due May 15, 2051*	—	$(968,441)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2022 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

14

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

15

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$102,572,763	—	$102,572,763
Collateralized Mortgage Obligations	—	84,698,903	—	84,698,903
Asset-Backed Securities	—	43,552,643	—	43,552,643
Corporate Bonds & Notes	—	33,392,577	—	33,392,577
Sovereign Bonds	—	20,850,228	—	20,850,228
U.S. Government & Agency Obligations	—	2,879,825	—	2,879,825
Purchased Options	$1,986,532	—	—	1,986,532

Total Long-Term Investments	1,986,532	287,946,939	—	289,933,471

Short-Term Investments†	—	17,700,500	—	17,700,500

Total Investments	$1,986,532	$305,647,439	—	$307,633,971

Other Financial Instruments:
Futures Contracts††	$6,373,244	—	—	$6,373,244
Centrally Cleared Interest Rate Swaps††	—	$46,903,913	—	46,903,913
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	3,398,862	—	3,398,862

Total Other Financial Instruments	$6,373,244	$50,302,775	—	$56,676,019

Total	$8,359,776	$355,950,214	—	$364,309,990

16

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$2,527,864	—	—	$2,527,864
Futures Contracts††	6,056,762	—	—	6,056,762
Centrally Cleared Interest Rate Swaps††	—	$724,011	—	724,011
OTC Total Return Swaps	—	968,441	—	968,441

Total	$8,584,626	$1,692,452	—	$10,277,078

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

17